UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02363

                       Cornerstone Total Return Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

350 Jericho Turnpike, Suite 206     Jericho, New York              11753
--------------------------------------------------------------------------------
      (Address of principal executive offices)                   (Zip code)

                                Frank J. Maresca

           Ultimus Fund Solutions, LLC 350 Jericho Turnpike, Suite 206
                            Jericho, New York 11753
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (513) 326-3597

Date of fiscal year end: December 31, 2010

Date of reporting period: December 31, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


CONTENTS

Portfolio Summary                                                              1
Summary Schedule of Investments                                                2
Statement of Assets and Liabilities                                            4
Statement of Operations                                                        5
Statement of Changes in Net Assets                                             6
Financial Highlights                                                           7
Notes to Financial Statements                                                  8
Report of Independent Registered Public Accounting Firm                       14
Tax Information                                                               15
Additional Information Regarding the Fund's Directors and Corporate Officers  16
Description of Dividend Reinvestment Plan                                     19
Proxy Voting and Portfolio Holdings Information                               21
Privacy Policy Notice                                                         22
Summary of General Information                                                25
Shareholder Information                                                       25

CORNERSTONE TOTAL RETURN FUND, INC.

PORTFOLIO SUMMARY - AS OF DECEMBER 31, 2010 (UNAUDITED)

SECTOR ALLOCATION
                                                                      Percent of
Sector                                                                Net Assets
--------------------------------------------------------------------------------
Information Technology                                                      16.4
--------------------------------------------------------------------------------
Financials                                                                  12.5
--------------------------------------------------------------------------------
Energy                                                                      10.8
--------------------------------------------------------------------------------
Consumer Staples                                                             9.6
--------------------------------------------------------------------------------
Healthcare                                                                   9.6
--------------------------------------------------------------------------------
Closed-End Funds                                                             9.4
--------------------------------------------------------------------------------
Industrials                                                                  8.9
--------------------------------------------------------------------------------
Consumer Discretionary                                                       8.8
--------------------------------------------------------------------------------
Materials                                                                    3.2
--------------------------------------------------------------------------------
Telecommunication Services                                                   2.7
--------------------------------------------------------------------------------
Other                                                                        8.1
--------------------------------------------------------------------------------

TOP TEN HOLDINGS, BY ISSUER

                                                                      Percent of
Holding                                  Sector                       Net Assets
--------------------------------------------------------------------------------
1. Exxon Mobil Corporation               Energy                              3.4
--------------------------------------------------------------------------------
2. Microsoft Corporation                 Information Technology              2.6
--------------------------------------------------------------------------------
3. Apple, Inc.                           Information Technology              2.5
--------------------------------------------------------------------------------
4. Adams Express Company (The)           Closed-End Funds                    2.5
--------------------------------------------------------------------------------
5. Google, Inc. - Class A                Information Technology              2.3
--------------------------------------------------------------------------------
6. W al-Mart Stores, Inc.                Consumer Staples                    2.3
--------------------------------------------------------------------------------
7. International Business Machines
   Corporation                           Information Technology              2.3
--------------------------------------------------------------------------------
8. JPMorgan Chase & Company              Financials                          2.0
--------------------------------------------------------------------------------
9. A T&T, Inc.                           Telecommunications Service          1.9
--------------------------------------------------------------------------------
10. Johnson & Johnson                    Healthcare                          1.8
--------------------------------------------------------------------------------

CORNERSTONE TOTAL RETURN FUND, INC.

SUMMARY SCHEDULE OF INVESTMENTS - DECEMBER 31, 2010

                                                No. of
Description                                     Shares                    Value
--------------------------------------------------------------------------------
EQUITY SECURITIES - 94.13%
 CLOSED-END FUNDS - 9.41%
 CORE - 3.71%
  Adams Express Company
   (The) (a)                                    59,400              $   636,768
  Other Core (b)                                                        322,600
                                                                    -----------
                                                                        959,368
                                                                    -----------
CORPORATE DEBT FUNDS INVESTMENT
GRADE-RATED - 0.39%
 Other Corporate Debt Funds
  Investment Grade-Rated (b)                                            101,980
                                                                    -----------
DEVELOPED MARKET - 0.12%
 Other Developed Market (b)                                              31,858
                                                                    -----------
GLOBAL INCOME - 0.83%
 Nuveen Multi-Currency
  Short-Term Government
  Income Fund                                   15,656                  215,583
                                                                    -----------
HIGH CURRENT YIELD (LEVERAGED) - 0.25%
 Other High Current Yield
  (Leveraged) (b)                                                        65,870
                                                                    -----------
INCOME & PREFERRED STOCK - 0.34%
 Total Income & Preferred
  Stock (b)                                                              87,988
                                                                    -----------
OPTION ARBITRAGE/OPTIONS
 STRATEGIES - 2.29%
 Eaton Vance Risk-Managed
  Diversified Equity
  Income Fund                                   28,800                  382,464
 NFJ Dividend, Interest &
  Premium Strategy Fund                         12,000                  210,120
                                                                    -----------
                                                                        592,584
                                                                    -----------
REAL ESTATE - 0.12%
 Total Real Estate (b)                                                   30,300
                                                                    -----------
SECTOR EQUITY - 1.10%
 Petroleum & Resource
  Corporaion (a)                                 3,000                   81,030
 Other Sector Equity (b)                                                205,130
                                                                    -----------
                                                                        286,160
                                                                    -----------
U.S. MORTGAGE - 0.26%
 Total U.S. Mortgage (b)                                                 67,689
                                                                    -----------
 TOTAL CLOSED-END FUNDS                                               2,439,380
                                                                    -----------
CONSUMER DISCRETIONARY - 8.75%
 DIRECTV Group, Inc.
  (The) - Class A *                              4,000                  159,720
 Ford Motor Company *                           10,000                  167,900
 Home Depot, Inc. (The)                          5,000                  175,300
 McDonald's Corporation                          2,000                  153,520
 NIKE, Inc. - Class B                            2,500                  213,550
 Time Warner, Inc.                               4,666                  150,105
 Walt Disney Company (The)                       5,000                  187,549
 Other Consumer
  Discretionary (b)                                                   1,059,217
                                                                    -----------
                                                                      2,266,861
                                                                    -----------
CONSUMER STAPLES - 9.55%
 Coca-Cola Company (The)                         5,000                  328,850
 PepsiCo, Inc.                                   4,000                  261,320
 Philip Morris International, Inc.               5,000                  292,650
 Procter & Gamble
  Company (The)                                  6,972                  448,509
 Wal-Mart Stores, Inc.                          11,000                  593,230
 Other Consumer Staples (b)                                             550,132
                                                                    -----------
                                                                      2,474,691
                                                                    -----------
ENERGY - 10.75%
 Apache Corporation                              2,000                  238,460
 Chevron Corporation                             3,500                  319,375
 ConocoPhillips                                  5,000                  340,500
 Exxon Mobil Corporation                        12,000                  877,440
 Occidental Petroleum
  Corporation                                    4,000                  392,400
 Schlumberger Ltd.                               3,000                  250,500
 Other Energy (b)                                                       367,870
                                                                    -----------
                                                                      2,786,545
                                                                    -----------
FINANCIALS - 12.49%
 American Express Company                        4,000                  171,680
 Bank of America Corporation                    16,521                  220,390
 Goldman Sachs Group,
  Inc. (The)                                     2,500                  420,400
 JPMorgan Chase & Company                       12,200                  517,524


See accompanying notes to financial statements.
2

CORNERSTONE TOTAL RETURN FUND, INC.

SUMMARY SCHEDULE OF INVESTMENTS - DECEMBER 31, 2010 (CONCLUDED)

                                                No. of
Description                                     Shares                    Value
--------------------------------------------------------------------------------
FINANCIALS (CONTINUED)
 Travelers Companies,
  Inc. (The)                                     3,092              $   172,255
 Wells Fargo & Company                          10,000                  309,900
 Other Financials (b)                                                 1,423,920
                                                                    -----------
                                                                      3,236,069
                                                                    -----------
HEALTHCARE - 9.57%
 Abbott Laboratories                             3,000                  143,730
 Amgen, Inc. *                                   3,000                  164,700
 Bristol-Myers Squibb
  Company                                        6,000                  158,880
 Johnson & Johnson                               7,500                  463,875
 McKesson Corporation                            2,500                  175,950
 Medtronic, Inc.                                 4,500                  166,905
 Other Health Care (b)                                                1,204,785
                                                                    -----------
                                                                      2,478,825
                                                                    -----------
INDUSTRIALS - 8.86%
 3M Company                                      2,500                  215,750
 General Electric Company                       24,000                  438,960
 Lockheed Martin Corporation                     2,500                  174,775
 Union Pacific Corporation                       2,500                  231,650
 United Parcel Service, Inc. -
  Class B                                        2,000                  145,160
 Other Industrials (b)                                                1,090,638
                                                                    -----------
                                                                      2,296,933
                                                                    -----------
INFORMATION TECHNOLOGY - 16.43%
 Apple, Inc. *                                   2,000                  645,119
 Google, Inc. - Class A *                        1,000                  593,970
 Hewlett-Packard Company                         8,000                  336,800
 Intel Corporation                              17,000                  357,510
 International Business
  Machines Corporation                           4,000                  587,040
 Microsoft Corporation                          24,000                  670,080
 Oracle Corporation                             12,600                  394,380
 Other Information
  Technology (b)                                                        675,288
                                                                    -----------
                                                                      4,260,187
                                                                    -----------
MATERIALS - 3.18%
 E.I. Du Pont de Nemours
  & Company                                      4,800                  239,424
 Freeport-McMoRan Copper
  & Gold, Inc.                                   2,500                  300,225
 Other Materials (b)                                                    283,205
                                                                        822,854
REAL ESTATE INVESTMENT TRUST - 0.01%
 Total Real Estate
  Investment Trust (b)                                              $     1,592
                                                                    -----------
TELECOMMUNICATION SERVICES - 2.65%
 AT&T, Inc.                                     17,089                  502,075
 Centurytel, Inc.                                4,000                  184,680
                                                                    -----------
                                                                        686,755
                                                                    -----------
UTILITIES - 2.48%
 Other Utilities (b)                                                    643,216
                                                                    -----------
TOTAL EQUITY SECURITIES
 (cost - $23,055,479)                                                24,393,908
                                                                    -----------
SHORT-TERM INVESTMENTS - 8.02%
 MONEY MARKET SECURITY - 8.02%
  JPMorgan U.S. Government
   Money Market Fund
   (cost - $2,077,580)                       2,077,580                2,077,580
                                                                    -----------
TOTAL INVESTMENTS - 102.15%
 (cost - $25,133,059)                                                26,471,488
                                                                    -----------
LIABILITIES IN EXCESS OF
 OTHER ASSETS - (2.15)%                                                (558,268)
                                                                    -----------
NET ASSETS - 100.00%                                                $25,913,220
                                                                    ===========

----------
(a) Affiliated investment. The Fund holds 2.46% and 0.31% (based on net assets) of Adams Express Company and Petroleum & Resources Corporation, respectively. A director of the Fund also serves as a director to such companies. During the year ended December 31, 2010 there were purchases totaling 3,000 shares of Petroleum & Resources Corporation with a cost of $63,070. There were no purchases or sales of Adams Express Company during the year.
(b) Represents issuers not identified as a top 50 holding in terms of market value and issues or issuers not exceeding 1% of net assets individually or in the aggregate, respectively, as December 31, 2010.
*     Non-income producing security.


                                 See accompanying notes to financial statements.

CORNERSTONE TOTAL RETURN FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES - DECEMBER 31, 2010

ASSETS
Investments, at value:
  Unaffiliated issuers (cost - $24,377,299)                               $ 25,753,690
  Affiliated issuers (cost - $755,760)                                         717,798
                                                                          ------------
  Total investments (cost - $25,133,059)                                    26,471,488
Receivables:
  Dividends                                                                     29,555
  Prepaid expenses                                                               1,013
                                                                          ------------
  Total Assets                                                              26,502,056
                                                                          ------------
LIABILITIES
Payables:
  Securities purchased                                                         472,926
  Investment management fees                                                    23,577
  Directors' fees                                                               13,500
  Administration fees                                                            2,500
  Other accrued expenses                                                        76,333
                                                                          ------------
Total Liabilities                                                              588,836
                                                                          ------------
NET ASSETS (applicable to 3,896,958 shares of common stock outstanding)   $ 25,913,220
                                                                          ============
NET ASSET VALUE PER SHARE ($25,913,220 / 3,896,958)                       $       6.65
                                                                          ============
NET ASSETS CONSISTS OF
Common stock, $0.01 par value; 3,896,958 shares issued and outstanding
  (15,000,000 shares authorized)                                          $      3,897
Paid-in capital                                                             28,569,711
Accumulated net realized loss on investments                                (3,998,817)
Net unrealized appreciation in value of investments                          1,338,429
                                                                          ------------
Net assets applicable to shares outstanding                               $ 25,913,220
                                                                          ============


See accompanying notes to financial statements.
4

CORNERSTONE TOTAL RETURN FUND, INC.

STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2010

INVESTMENT INCOME
Income:
  Dividends from non-affiliated investments                                 $   425,679
  Dividends from affiliated investments                                           9,774
  Securities lending                                                                290
                                                                            -----------
  Total Investment Income                                                       435,743
                                                                            -----------
Expenses:
  Investment management fees                                                    190,388
  Directors' fees                                                                56,865
  Legal and audit fees                                                           55,764
  Accounting fees                                                                37,432
  Printing                                                                       37,000
  Administration fees                                                            29,818
  Transfer agent fees                                                            24,262
  Custodian fees                                                                  6,872
  Insurance                                                                       5,665
  Stock exchange listing fees                                                     3,974
  Miscellaneous                                                                   2,700
                                                                            -----------
  Total Expenses                                                                450,740
  Less: Fees paid indirectly                                                     (6,872)
                                                                            -----------
    Net Expenses                                                                443,868
                                                                            -----------
  Net Investment Loss                                                            (8,125)
                                                                            -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized loss from unaffilated investments                                 (114,358)
Capital gain distributions from regulated investment companies                   15,989
Capital gain distributions from affiliated regulated investment companies        23,430
Net change in unrealized depreciation in value of investments                 2,089,762
                                                                            -----------
Net realized and unrealized gain on investments                               2,014,823
                                                                            -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                        $ 2,006,698
                                                                            ===========


                                 See accompanying notes to financial statements.

CORNERSTONE TOTAL RETURN FUND, INC

STATEMENT OF CHANGES IN NET ASSETS

                                                                    For the Years Ended December 31,
                                                                    --------------------------------
                                                                          2010            2009
                                                                      ------------    ------------
INCREASE/(DECREASE) IN NET ASSETS
Operations:
  Net investment loss                                                 $     (8,125)   $    (46,373)
  Net realized loss from investments                                       (74,939)        (12,396)
  Net change in unrealized depreciation in value of investments          2,089,762       3,681,512
                                                                      ------------    ------------
    Net increase in net assets resulting from operations                 2,006,698       3,622,743
                                                                      ------------    ------------
Dividends and distributions to shareholders:
  Net investment income                                                         --              --
  Return-of-capital                                                     (4,164,904)     (5,317,678)
                                                                      ------------    ------------
    Total dividends and distributions to shareholders                   (4,164,904)     (5,317,678)
                                                                      ------------    ------------
Common stock transactions:
  Proceeds from rights offerings of 1,006,384 and 0 shares of newly
    issued common stock, respectively                                    7,275,425              --
  Offering expenses associated with the rights offering                    (79,196)             --
  Proceeds from 52,016 and 64,854 shares newly issued in
    reinvestment of dividends and distributions, respectively              475,258         590,254
                                                                      ------------    ------------
  Net increase in net assets from captial stock transactions             7,671,487         590,254
                                                                      ------------    ------------
    Total increase/(decrease) in net assets                              5,513,281      (1,104,681)
                                                                      ------------    ------------
NET ASSETS
Beginning of year                                                       20,399,939      21,504,620
                                                                      ------------    ------------
End of year                                                           $ 25,913,220    $ 20,399,939
                                                                      ============    ============


See accompanying notes to financial statements.
6

CORNERSTONE TOTAL RETURN FUND, INC.

FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each year indicated. This information has been derived from information provided in the financial statements and market price data for the Fund's shares.

                                                                          For the Years Ended December 31,*
                                                         ----------------------------------------------------------------------
                                                            2010           2009           2008           2007           2006
                                                         ----------     ----------     ----------     ----------     ----------
PER SHARE OPERATING
PERFORMANCE
Net asset value, beginning of year                       $     7.19     $     7.75     $    17.00     $    20.28     $    21.82
                                                         ----------     ----------     ----------     ----------     ----------
Net investment income/(loss) #                                (0.00)         (0.02)          0.12           0.14           0.18
Net realized and unrealized gain/(loss) on investments         0.68           1.31          (5.64)          0.64           2.50
                                                         ----------     ----------     ----------     ----------     ----------
Net increase/(decrease) in net assets resulting
  from operations                                              0.68           1.29          (5.52)          0.78           2.68
                                                         ----------     ----------     ----------     ----------     ----------
Dividends and distributions to shareholders:
  Net investment income                                          --             --          (0.12)         (0.14)         (0.18)
  Net realized capital gains                                     --             --             --          (0.06)            --
  Return-of-capital                                           (1.46)         (1.90)         (3.77)         (4.08)         (4.04)
                                                         ----------     ----------     ----------     ----------     ----------
  Total dividends and distributions to shareholders           (1.46)         (1.90)         (3.89)         (4.28)         (4.22)
                                                         ----------     ----------     ----------     ----------     ----------
Common stock transactions:
  Anti-dilutive effect due to shares issued:
    Rights offering                                            0.19             --             --             --             --
    Reinvestment of dividends and distributions                0.05           0.05           0.16           0.22             --
                                                         ----------     ----------     ----------     ----------     ----------
  Total anti-dilutive effect due to shares issued              0.24           0.05           0.16           0.22           0.00
                                                         ----------     ----------     ----------     ----------     ----------
Net asset value, end of year                             $     6.65     $     7.19     $     7.75     $    17.00     $    20.28
                                                         ==========     ==========     ==========     ==========     ==========
Market value, end of year                                $     7.88     $    10.29     $     7.60     $    19.60     $    39.24
                                                         ==========     ==========     ==========     ==========     ==========
Total investment return (a)                                  (10.28)%        66.98%        (49.30)%       (40.97)%        64.15%
                                                         ==========     ==========     ==========     ==========     ==========
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000 omitted)                    $   25,913     $   20,400     $   21,505     $   45,411     $   52,379
Ratio of expenses to average net assets,
  net of fee waivers, if any (b)(c)                            2.33%          2.76%          1.67%          1.49%          1.44%
Ratio of expenses to average net assets,
  excluding fee waivers, if any (c)(d)                         2.37%          3.20%          1.94%          1.53%          1.50%
Ratio of expenses to average net assets,
  net of fee waivers, if any (c)(d)                            2.37%          2.88%          1.77%          1.52%          1.50%
Ratio of net investment income/(loss) to
  average net assets                                          (0.04)%        (0.24)%         0.98%          0.74%          0.82%
Portfolio turnover rate                                       34.39%         13.24%         15.61%         11.00%         11.29%

----------
* Effective December 23, 2008, a reverse stock split of 1:2 occurred. All per share amounts have been restated according to the terms of the split
#     Based on average shares outstanding.
(a) Total investment return at market value is based on the changes in market price of a share during the period and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions.
(b)   Expenses are net of fees paid indirectly.
(c) Expenses do not include expenses of investments companies in which the Fund invests.
(d)   Expenses exclude the reduction for fees paid indirectly.


                                 See accompanying notes to financial statements.

CORNERSTONE TOTAL RETURN FUND, INC.

NOTES TO FINANCIAL STATEMENTS

NOTE A. ORGANIZATION

Cornerstone Total Return Fund, Inc. (the "Fund") was incorporated in New York on March 16, 1973 and commenced investment operations on May 15, 1973. Its investment objective is to seek capital appreciation with current income as a secondary objective. The Fund is registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company.

NOTE B. SIGNIFICANT ACCOUNTING POLICIES

MANAGEMENT ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that may affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SUBSEQUENT EVENTS: The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date its financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to such financial statements.

PORTFOLIO VALUATION: Investments are stated at value in the accompanying financial statements. Readily marketable portfolio securities listed on the NYSE are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day or if market prices may be unreliable because of events occurring after the close of trading, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a like manner. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the consolidated tape at the close of the exchange representing the principal market for such securities. Securities trading on the Nasdaq Stock Market, Inc. ("NASDAQ") are valued at the closing price.

Readily marketable securities traded in the over-the counter market, including listed securities whose primary market is believed by Cornerstone Advisors, Inc. (the "Investment Manager" or "Cornerstone") to be over-the-counter, are valued at the mean of the current bid and asked prices as reported by the NASDAQ or, in the case of securities not reported by the NASDAQ or a comparable source, as the Board of Directors deem appropriate to reflect their fair market value. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes reflect most closely the value of such securities.

At December 31, 2010 the Fund held no securities valued in good faith by the Board of Directors. The net asset value per share of the Fund is calculated weekly and on the last business day of the month with the exception of those days on which the NYSE Amex LLC is closed.

The Fund is exposed to financial market risks, including the valuations of its investment portfolio. For the year ended December 31, 2010, the Fund did not engage in derivative instruments and other hedging activities.

REPURCHASE AGREEMENTS: The Fund has agreed to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The financial institutions with whom the Fund enters into repurchase agreements are banks and broker/dealers, which Cornerstone considers creditworthy. The seller under a repurchase agreement will be required to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price

CORNERSTONE TOTAL RETURN FUND, INC. NOTES TO plus accrued interest. Cornerstone monitors the mark-to-market of the value of the collateral, and, if necessary, requires the seller to maintain additional securities, so that the value of the collateral is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose the Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying securities.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME: Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis; dividend income is recorded on the ex-dividend date.

RISKS ASSOCIATED WITH INVESTMENTS IN OTHER CLOSED-END FUNDS: Closed-end investment companies are subject to the risks of investing in the underlying securities. The Fund, as a holder of the securities of the closed-end investment company, will bear its pro rata portion of the closed-end investment company's expenses, including advisory fees. These expenses are in addition to the direct expenses of the Fund's own operations.

SUBSEQUENT EVENTS: On February 11, 2011, the board approved the elimination of the Fund's non-fundamental investment restriction regarding investments in the securities of other investment companies. Accordingly, effective immediately, the Fund may invest without limitation in ETFs and other closed-end investment companies, provided that the Fund limits its investment in securities issued by other investment companies so that not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund.

TAXES: No provision is made for U.S. federal income or excise taxes as it is the Fund's intention to continue to qualify as a regulated investment company and to make the requisite distributions to its shareholders which will be sufficient to relieve it from all or substantially all U.S. federal income and excise taxes.

The Accounting for Uncertainty in Income Taxes Topic of the FASB Accounting Standards Codification defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. The Fund's policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of December 31, 2010, the Fund does not have any interest or penalties associated with the under-payment of any income taxes. Management reviewed any uncertain tax positions for open tax years 2007 through 2009; or expected to be taken in the Fund's 2010 tax return. There was no material impact to the financial statements or, other than as described below, the disclosures thereto as a result of the adoption of this pronouncement. The Fund and the Investment Manager have entered into a closing letter with the Internal Revenue Service's New York Regional Office regarding a technical tax issue relating to whether the Fund's historic dividend reinvestment plan may have resulted in a violation of certain Subchapter M requirements of the Internal Revenue Code for certain prior tax years. The closing letter avoids any potential material negative tax impact to the Fund. Pursuant to the closing letter, the Investment Manager paid any settlement amount owed to the Internal Revenue Service.

DISTRIBUTIONS TO SHAREHOLDERS: Effective January 2002, the Fund initiated a fixed, monthly distribution to shareholders. On November 29, 2006, this distribution policy was updated to provide for the annual resetting of the monthly distribution amount per share based on the Fund's net asset value on the last business day in each October. The terms of the distribution policy will be reviewed and approved at least annually by the Fund's Board of Directors and can be modified at their discretion. To the extent that these distributions exceed the current earnings of the Fund, the balance

CORNERSTONE TOTAL RETURN FUND, INC. NOTES TO will be generated from sales of portfolio securities held by the Fund, which will either be short-term or long-term capital gains or a tax-free return-of-capital. To the extent these distributions are not represented by net investment income and capital gains, they will not represent yield or investment return on the Fund's investment portfolio. The Fund plans to maintain this distribution policy even if regulatory requirements would make part of a return-of-capital, necessary to maintain the distribution, taxable to shareholders and to disclose that portion of the distribution that is classified as ordinary income. Although it has no current intention to do so, the Board may terminate this distribution policy at any time and such termination may have an adverse effect on the market price for the Fund's common shares. The Fund determines annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses, including capital loss carryovers, if any. To the extent that the Fund's taxable income in any calendar year exceeds the aggregate amount distributed pursuant to this distribution policy, an additional distribution may be made to avoid the payment of a 4% U.S. federal excise tax, and to the extent that the aggregate amount distributed in any calendar year exceeds the Fund's taxable income, the amount of that excess may constitute a return-of-capital for tax purposes. A return-of-capital distribution reduces the cost basis of an investor's shares in the Fund. Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend date.

MANAGED DISTRIBUTION RISK: Under the managed distribution policy, the Fund makes monthly distributions to shareholders at a rate that may include periodic distributions of its net income and net capital gains, ("Net Earnings"), or from return-of-capital. If, for any fiscal year where total cash distributions exceeded Net Earnings (the "Excess"), the Excess would decrease the Fund's total assets and, as a result, would have the likely effect of increasing the Fund's expense ratio. There is a risk that the total Net Earnings from the Fund's portfolio would not be great enough to offset the amount of cash distributions paid to Fund shareholders. If this were to be the case, the Fund's assets would be depleted, and there is no guarantee that the Fund would be able to replace the assets. In addition, in order to make such distributions, the Fund may have to sell a portion of its investment portfolio at a time when independent investment judgment might not dictate such action. Furthermore, such assets used to make distributions will not be available for investment pursuant to the Fund's investment objective.

NOTE C. FAIR VALUE

As required by the Fair Value Measurement and Disclosures Topic of the FASB Accounting Standards Codification, the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination. The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

      o Level 1 - quoted unadjusted prices for instruments in active markets to which the Fund has access at the date of measurement.

      o Level 2 - quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions,

CORNERSTONE TOTAL RETURN FUND, INC. NOTES TO the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

      o Level 3 - model derived valuations in which or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used as of December 31, 2010 in valuing the Fund's investments carried at value:

                                    Investments in               Other Financial
Valuation Inputs                      Securities                   Instruments*
--------------------------------------------------------------------------------
Level 1 - Quoted Prices
 Equity Investments                    $24,393,908                            --
 Short-Term Investments                  2,077,580                            --
Level 2 - Other Significant
 Observable Inputs                              --                            --
Level 3 - Significant
 Unobservable Inputs                            --                            --
                                       -----------                   -----------
Total                                  $26,471,488                            --
                                       ===========                   ===========

----------
*     Other financial instruments include futures, and swap contracts.

The breakdown of the Fund's investments into major categories is disclosed in its Summary Schedule of Investments.

During the year ended December 31, 2010 the Fund did not have any significant transfers in and out of Level 1 or Level 2.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at December 31, 2010.

In January 2010, the FASB Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements". ASU 2010-06 amends FASB Accounting Standards Codification Topic, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management has evaluated the impact ASU No. 2010-06 and has determined that it will not have a significant impact on its financial statement disclosures.

NOTE D. AGREEMENTS

Certain officers of the Fund are also officers of Cornerstone or Ultimus Fund Solutions, LLC ("Ultimus"). Such officers are paid no fees by the Fund for serving as officers of the Fund.

Included in the Statement of Operations, under the caption Fees paid indirectly, are expense offsets of $6,872 arising from credits earned on portfolio transactions executed with brokers, pursuant to directed brokerage arrangements.

INVESTMENT MANAGEMENT AGREEMENT

Cornerstone serves as the Fund's Investment Manager with respect to all investments. As compensation for its investment management services, Cornerstone receives from the Fund, an annual fee, calculated weekly and paid monthly, equal to 1.00% of the Fund's average weekly net assets. For the year ended December 31, 2010, Cornerstone earned $190,388 for investment management services.

ADMINISTRATION AGREEMENT

Under the terms of the Administration Agreement, Ultimus supplies executive, administrative and regulatory services for the Fund. Ultimus supervises the preparation of reports to stockholders for the Fund, reports to and filings with the Securities and Exchange Commission and materials for meetings of the Board of Directors. For these services, the

CORNERSTONE TOTAL RETURN FUND, INC.

Fund pays Ultimus a monthly fee at an annual rate of 0.100% of its average daily net assets up to $250 million and 0.075% of such assets in excess of $250 million, subject to an annual minimum fee of $50,000. Ultimus has agreed to discount the annual minimum fee to $30,000 and such discount will remain in place until amended fee is agreed upon.

FUND ACCOUNTING AGREEMENT

Under the terms of the Fund Accounting Agreement, Ultimus calculates the net asset value per share and maintains the financial books and records of the Fund. For the performance of these services, the Fund pays Ultimus a base fee of $2,500 per month plus an asset based fee of 0.010% of the first $500 million of average daily net assets and 0.005% of such assets in excess of $500 million.

NOTE E. AFFILIATED INVESTMENTS

Transactions in affiliates for the year ended December 31, 2010 were as follows:

                                             Adams        Petroleum &
                                            Express        Resources
                                            Company       Corporation
                                           --------       -----------

Market value at beginning of year          $599,940         $     --
                                           ========         ========
Shares at beginning of year                  59,400               --
Shares purchased during the year                 --            3,000
Shares sold during the year                      --               --
                                           --------         --------
Shares at end of year                        59,400            3,000
                                           ========         ========
Dividend income earned during the year     $  9,504         $    270
                                           ========         ========
Cost of purchases during the year                --         $ 63,070
Proceeds from sales during the year              --               --
Net realized gain/(loss) during the year         --               --
Capital gain distribution                  $ 20,790         $  2,640
Market value at end of year                $636,768         $ 81,030

NOTE F. INVESTMENT IN SECURITIES

For the year ended December 31, 2010, purchases and sales of securities, other than short-term investments, were $8,607,725 and $6,560,392 respectively.

NOTE G. SHARES OF COMMON STOCK

The Fund has 15,000,000 shares of common stock authorized and 3,896,958 shares outstanding at December 31, 2010. Transactions in common stock for the year ended December 31, 2010 were as follows:

Shares at beginning of year                  2,838,558
Shares newly issued from rights offering     1,006,384
Shares newly issued in reinvestment
  of dividends and distributions                52,016
                                             ---------
Shares at end of year                        3,896,958
                                             =========

NOTE H. SHARE REPURCHASE PROGRAM

As has been done in the past to enhance shareholder value, pursuant to Section 23 of the Investment Company Act of 1940, as amended, the Fund may again in the future purchase shares of its common stock on the open market from time to time, at such times, and in such amounts as may be deemed advantageous to the Fund. Nothing herein shall be considered a commitment to purchase such shares. The Fund had no repurchases during the year ended December 31, 2010. No limit has been placed on the number of shares to be repurchased by the Fund other than those imposed by federal securities laws.

To the extent such purchases are made they will be in accordance with federal securities laws, with shares repurchased held in treasury for future use by the Fund.

NOTE I. SECURITIES LENDING

To generate additional income, the Fund may lend up to 331/3% of its total assets. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn interest on the investment of cash collateral.

CORNERSTONE TOTAL RETURN FUND, INC.

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments. Loans of securities are required at all times to be secured by collateral equal to at least 100% of the market value of securities on loan. However, in the event of default or bankruptcy of the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return securities, and collateral maintained by the lender is insufficient to cover the value of loaned securities, the borrower is obligated to pay the amount of the shortfall (and interest, thereon) to the Fund. However, there can be no assurance the Fund can recover this amount.

The Fund had no securities on loan to brokers at December 31, 2010. During the year ended December 31, 2010, the Fund earned $290 in securities lending income which is included under the caption Securities lending in the Statement of Operations.

NOTE J. FEDERAL INCOME TAXES

Income and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of losses deferred due to wash sales and Post-October losses (as later defined), and excise tax regulations.

The tax character of dividends and distributions paid to stockholders during the years ended December 31, for the Fund were as follows:

                   Ordinary Income          Return-of-Capital
                   ---------------          -----------------
                  2010         2009         2010         2009
                  ----         ----         ----         ----
                   --           --       $4,164,904   $5,317,678

At December 31, 2010 the components of accumulated deficit on a tax basis, for the Fund were as follows:

Capital loss carryforward             $ (3,980,615)
Net unrealized appreciation              1,320,227
                                      ------------
Total accumulated deficit             $ (2,660,388)
                                      ============

Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2010, the Fund decreased net investment loss by $8,125 and decreased paid-in capital by $8,125. Under current tax law, certain capital losses realized after October 31 within a taxable year may be deferred and treated as occurring on the first day of the following tax year ("Post-October losses"). The Fund incurred no such loss.

At December 31, 2010, the Fund had a capital loss carryforward for U.S. federal income tax purposes of $3,980,615, of which $425,706 expires in 2011, $358,321 expires in 2012, $420,772 expires in 2013, $57,090 expires in 2014, $2,382,884 expires in 2016, $260,903 expires in 2017 and $74,939 expires in 2018.

At December 31, 2010, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $25,151,261, $2,779,762, $(1,459,535), and $1,320,227, respectively.

NOTE K. SUBSEQUENT EVENTS

On February 11, 2011, the Board of Directors approved U.S. Bank, N.A. to replace JPMorgan Chase Bank, N.A. as Custodian.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors
Cornerstone Total Return Fund, Inc.
Jericho, New York

We have audited the accompanying statement of assets and liabilities of Cornerstone Total Return Fund, Inc., including the summary schedule of investments as of December 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Cornerstone Total Return Fund, Inc. as of December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Tait, Weller & Baker LLP

Philadelphia, Pennsylvania
February 28, 2011

2010 TAX INFORMATION (UNAUDITED)

Cornerstone Total Return Fund, Inc. (the "Fund") is required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise its stockholders within 60 days of the Fund's year end (December 31, 2010) as to the federal tax status of the distributions received by the Fund's stockholders in respect of such fiscal year. The $4,164,904 in distributions paid to shareholders in respect of such year, represented a total return-of-capital.

As indicated in this notice, the entire amount of the Fund's distributions for 2010 were comprised of a return-of-capital; accordingly these distributions do not represent yield or investment return on the Fund's portfolio.

                     SOURCES OF DIVIDENDS AND DISTRIBUTIONS
                               (Per Share Amounts)

Payment Dates:        1/29/10   2/26/10   3/31/10   4/30/10   5/28/10   6/30/10

Return-of-Capital(1)  $0.1213   $0.1213   $0.1213   $0.1213   $0.1213   $0.1213

Payment Dates:        7/30/10   8/31/10   9/30/10   10/29/10  11/30/10  12/31/10

Return-of-Capital(1)  $0.1213   $0.1213   $0.1213   $0.1213   $0.1213   $0.1213

----------
(1) Return-of-capital - This is the per share amount of return-of-capital, or sometimes called nontaxable, distributions reported in Box 3 - under the title "Nondividend distributions" - on Form 1099-DIV. This amount should not be reported as taxable income on your current return. Rather, it should be treated as a reduction in the original cost basis of your investment in the Fund. Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

ADDITIONAL INFORMATION REGARDING THE FUND'S DIRECTORS AND CORPORATE OFFICERS (UNAUDITED)

                                                                                                  Number of
                                                                                                  Portfolios in
Name and                                                                             Position     Fund Complex
Address*                Position(s)       Principal Occupation                       with Fund    Overseen by
(Birth Date)            Held with Fund    over Last 5 Years                          Since        Directors
---------------------------------------------------------------------------------------------------------------
Ralph W.                Chairman of       President, Cornerstone Advisors, Inc.;     2001         3
Bradshaw**              the Board of      Financial Consultant; President and
(Dec. 1950)             Directors and     Director of Cornerstone Strategic Value
                        President         Fund, Inc.; President and Trustee of
                                          Cornerstone Progressive Return Fund.

Thomas H.               Director; Audit,  Independent Financial Advisor; Director    2002         3
Lenagh                  Nominating        of Photonics Products Group; Director
(Nov. 1924)             and Corporate     of Cornerstone Strategic Value Fund,
                        Governance        Inc.; Trustee of Cornerstone Progressive
                        Committee         Return Fund; Director of Adams Express
                        Member            Company, Petroleum & Resources
                                          Corporation and PPGI Industries.

Edwin Meese III         Director; Audit,  Distinguished Fellow, The Heritage         2001         3
(Dec. 1931)             Nominating        Foundation Washington D.C.;
                        and Corporate     Distinguished Visiting Fellow at the
                        Governance        Hoover Institution, Stanford University;
                        Committee         Senior Adviser, Revelation L.P.; Director
                        Member            of Cornerstone Strategic Value Fund,
                                          Inc.; Trustee of Cornerstone Progressive
                                          Return Fund.

Scott B. Rogers         Director; Audit,  Chairman, Board of Health Partners,        2001         3
(July 1955)             Nominating        Inc.; Chief Executive Officer, Asheville
                        and Corporate     Buncombe Community Christian
                        Governance        Ministry; and President, ABCCM
                        Committee         Doctor's Medical Clinic; Appointee, NC
                        Member            Governor's Commission on Welfare to
                                          Work; Director of Cornerstone Strategic
                                          Value Fund, Inc.; Trustee of Cornerstone
                                          Progressive Return Fund.

ADDITIONAL INFORMATION REGARDING THE FUND'S DIRECTORS AND CORPORATE OFFICERS (UNAUDITED) (CONTINUED)

                                                                                                  Number of
                                                                                                  Portfolios in
Name and                                                                            Position      Fund Complex
Address*              Position(s)          Principal Occupation                     with Fund     Overseen by
(Birth Date)          Held with Fund       over Last 5 Years                        Since         Directors
---------------------------------------------------------------------------------------------------------------
Andrew A.             Director;            Attorney and senior member of Strauss    2001          3
Strauss               Chairman of          & Associates; Director of Cornerstone
(Nov. 1953)           Nominating           Strategic Value Fund, Inc.; Trustee of
                      and Corporate        Cornerstone Progressive Return Fund.
                      Governance
                      Committee and
                      Audit Committee
                      Member

Glenn W.              Director;            Chairman of the Board, Tower             2001          3
Wilcox, Sr.           Chairman of          Associates, Inc.; Chairman of the
(Dec. 1931)           Audit Committee,     Board and Chief Executive Officer of
                      Nominating           Wilcox Travel Agency, Inc.; Director of
                      and Corporate        Cornerstone Strategic Value Fund, Inc.;
                      Governance           Trustee of Cornerstone Progressive
                      Committee            Return Fund.
                      Member

ADDITIONAL INFORMATION REGARDING THE FUND'S DIRECTORS AND CORPORATE OFFICERS (UNAUDITED) (CONCLUDED)

Name and                                                                                            Position
Address*                    Position(s)             Principal Occupation                            with Fund
(Birth Date)                Held with Fund          over Last 5 Years                               Since
---------------------------------------------------------------------------------------------------------------
Gary A. Bentz               Chief Compliance        Chairman and Chief Financial Officer            2004, 2008,
(June 1956)                 Officer, Secretary,     of Cornerstone Advisors, Inc.; Financial        2009
                            and Assistant           Consultant, C.P.A., Chief Compliance Officer,
                            Treasurer               Secretary, and Assistant Treasurer of
                                                    Cornerstone Strategic Value Fund, Inc. and
                                                    Cornerstone Progressive Return Fund.

Frank J. Maresca            Treasurer               Executive Vice President of Ultimus Fund        2009
(Oct. 1958)                                         Solutions, LLC (since March 2009); previous
                                                    Executive Director, JP Morgan Chase & Co.
                                                    (since June 2008); previous President of Bear
                                                    Stearns Funds Management, Inc.; previous
                                                    Senior Managing Director of Bear Stearns &
                                                    Co., Inc.; Treasurer of Cornerstone Strategic
                                                    Value Fund, Inc. and Cornerstone Progressive
                                                    Return Fund (since May 2009).

----------
* The mailing address of each Director and/or Officer with respect to the Fund's operation is 350 Jericho Turnpike, Suite 206, Jericho, NY 11753.
** Designates a director who is an "interested person" of the Fund as defined by the Investment Company Act of 1940, as amended. Mr. Bradshaw is an interested person of the Fund by virtue of his current position with the Investment Adviser of the Fund.

DESCRIPTION OF DIVIDEND REINVESTMENT PLAN (UNAUDITED)

Cornerstone Total Return Fund, Inc. (the "Fund") operates a Dividend Reinvestment Plan (the "Plan"), sponsored and administered by American Stock Transfer & Trust Company (the "Agent"), pursuant to which the Fund's income dividends or capital gains or other distributions (each, a "Distribution" and collectively, "Distributions"), net of any applicable U.S. withholding tax, are reinvested in shares of the Fund.

Shareholders automatically participate in the Fund's Plan, unless and until an election is made to withdraw from the Plan on behalf of such participating shareholder. Shareholders who do not wish to have Distributions automatically reinvested should so notify their broker, or if a registered shareholder, the Agent in writing at P.O. Box 922, Wall Street Station, New York, New York 10269-0560. Such written notice must be received by the Agent prior to the record date of the Distribution or the shareholder will receive such Distribution in shares through the Plan. Under the Plan, the Fund's Distributions to shareholders are reinvested in full and fractional shares as described below.

When the Fund declares a Distribution the Agent, on the shareholder's behalf, will (i) receive additional authorized shares from the Fund either newly issued or repurchased from shareholders by the Fund and held as treasury stock ("Newly Issued Shares") or (ii) purchase outstanding shares on the open market, on the NYSE Amex LLC or elsewhere, with cash allocated to it by the Fund ("Open Market Purchases").

The method for determining the number of shares to be received when Distributions are reinvested will vary depending upon whether the net asset value of the Fund's shares is higher or lower than its market price. If the net asset value of the Fund's shares is lower than its market price, the number of Newly Issued Shares received will be determined by dividing the amount of the Distribution either by the Fund's net asset value per share or by 95% of its market price, whichever is higher. If the net asset value of the Fund's shares is higher than its market price, shares acquired by the Agent in Open Market Purchases will be allocated to the reinvesting shareholders based on the average cost of such Open Market Purchases.

Whenever the Fund declares a Distribution and the net asset value of the Fund's shares is higher than its market price, the Agent will apply the amount of such Distribution payable to Plan participants of the Fund in Fund shares (less such Plan participant's pro rata share of brokerage commissions incurred with respect to Open Market Purchases in connection with the reinvestment of such Distribution) to the purchase on the open market of Fund shares for such Plan participant's account. Such purchases will be made on or after the payable date for such Distribution, and in no event more than 30 days after such date except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities laws. The Agent may aggregate a Plan participant's purchases with the purchases of other Plan participants, and the average price (including brokerage commissions) of all shares purchased by the Agent shall be the price per share allocable to each Plan participant.

Participants in the Plan may withdraw from the Plan by providing written notice to the Agent at least 30 days prior to the applicable Distribution payment date. When a Participant withdraws from the Plan, or upon suspension or termination of the Plan at the sole discretion of the Fund's Board of Directors, certificates for whole shares credited to his or her account under the Plan will, upon request, be issued. Whether or not a participant requests that certificates for whole shares be issued, a cash payment will be made for any fraction of a share credited to such account.

The Agent will maintain all shareholder accounts in the Plan and furnish written confirmations of all transactions in the accounts, including information needed by shareholders for personal and tax records. The Agent will hold shares in the account of the Plan participant in non-certificated form in the name of the participant, and each shareholder's proxy will include those shares purchased pursuant to the Plan. Each participant, nevertheless, has the right

DESCRIPTION OF DIVIDEND REINVESTMENT PLAN (UNAUDITED) (CONCLUDED)

to receive certificates for whole shares owned. The Agent will distribute all proxy solicitation materials to participating shareholders.

In the case of shareholders, such as banks, brokers or nominees, that hold shares for others who are beneficial owners participating in the Plan, the Agent will administer the Plan on the basis of the number of shares certified from time to time by the record shareholder as representing the total amount of shares registered in the shareholder's name and held for the account of beneficial owners participating in the Plan.

Neither the Agent nor the Fund shall have any responsibility or liability beyond the exercise of ordinary care for any action taken or omitted pursuant to the Plan, nor shall they have any duties, responsibilities or liabilities except such as expressly set forth herein. Neither shall they be liable hereunder for any act done in good faith or for any good faith omissions to act, including, without limitation, failure to terminate a participants account prior to receipt of written notice of his or her death or with respect to prices at which shares are purchased or sold for the participants account and the terms on which such purchases and sales are made, subject to applicable provisions of the federal securities laws.

The automatic reinvestment of Distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Distributions.

The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan.

All correspondence concerning the Plan should be directed to the Agent at P.O. Box 922, Wall Street Station, New York, New York 10269-0560. Certain transactions can be performed online at www.amstock.com or by calling the toll free number 877-864-4833.

PROXY VOTING AND PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

Information regarding how Cornerstone Total Return Fund, Inc. (the "Fund") voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available by calling (513) 326-3597 or on the website of the Securities and Exchange Commission, http://www.sec.gov.

This report incorporates a Summary Schedule of Investments for the Fund. A complete Schedule of Investments for the Fund may be obtained free of charge by contacting the Fund at (513) 326-3597. The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 551-8090.

PRIVACY POLICY (UNAUDITED)

--------------------------------------------------------------------------------
FACTS WHAT DOES CORNERSTONE TOTAL RETURN FUND, INC. (THE "FUND") DO WITH YOUR PERSONAL INFORMATION?
--------------------------------------------------------------------------------
Why?        Financial companies choose how they share your personal information.
            Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
--------------------------------------------------------------------------------
What? The types of personal information we, and our service providers, on our behalf, collect and share depend on the product or service you have with us. This information can include:

            o Social Security number
            o account balances
            o account transactions
            o transaction history
            o wire transfer instructions
            o checking account information

            When you are no longer our customer, we continue to share your information as described in this notice.
--------------------------------------------------------------------------------
How? All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons the Fund, and our service providers, on our behalf, choose to share; and whether you can limit this sharing.
--------------------------------------------------------------------------------

                                              DOES THE
REASONS WE CAN SHARE YOUR                     CORNERSTONE         CAN YOU LIMIT
PERSONAL INFORMATION                          FUND SHARE?         THIS SHARING?
--------------------------------------------------------------------------------
FOR OUR EVERYDAY BUSINESS PURPOSES            Yes                 No
- such as to process your transactions,
maintain your account(s), respond to
court orders and legal investigations, or
report to credit bureaus
--------------------------------------------------------------------------------
FOR OUR MARKETING PURPOSES - to               No                  We don't share
offer our products and services to you
--------------------------------------------------------------------------------
FOR JOINT MARKETING WITH OTHER                No                  We don't share
FINANCIAL COMPANIES
--------------------------------------------------------------------------------
FOR OUR AFFILIATES' EVERYDAY BUSINESS         Yes                 No
PURPOSES - information about your
transactions and experiences
--------------------------------------------------------------------------------
FOR OUR AFFILIATES' EVERYDAY BUSINESS         No                  We don't share
PURPOSES - information about your
creditworthiness
--------------------------------------------------------------------------------
FOR OUR AFFILIATES TO MARKET TO YOU           No                  We don't share
--------------------------------------------------------------------------------
FOR NONAFFILIATES TO MARKET TO YOU            No                  We don't share
--------------------------------------------------------------------------------
Questions? Call (513) 326-3597.
--------------------------------------------------------------------------------
What we do
--------------------------------------------------------------------------------
WHO IS PROVIDING THIS NOTICE?       Cornerstone Total Return Fund, Inc.
                                    (the "Fund")
--------------------------------------------------------------------------------
HOW DOES THE FUND AND THE           To protect your personal information from
FUND'S SERVICE PROVIDERS, ON        unauthorized access and use, we and our
THE FUND'S BEHALF PROTECT MY        service providers use security measures that
PERSONAL INFORMATION?               comply with federal law. These measures
                                    include computer safeguards and secured
                                    files and buildings.
--------------------------------------------------------------------------------
HOW DOES THE FUND AND THE           We collect your personal information,
FUND'S SERVICE PROVIDERS, ON        for example, when you:
THE FUND'S BEHALF COLLECT MY
PERSONAL INFORMATION?               o open an account
                                    o provide account information
                                    o give us your contact information
                                    o make a wire transfer

                                    We also your information from others, such
                                    as collect credit bureaus, affiliates, or
                                    other companies.
--------------------------------------------------------------------------------

PRIVACY POLICY (UNAUDITED) (CONCLUDED)

--------------------------------------------------------------------------------
WHY CAN'T I LIMIT ALL SHARING?      Federal law gives you the right to limit
                                    only

                                    o  sharing for affiliates' everyday
                                       business purposes - information about
                                       your creditworthiness
                                    o  affiliates from using your information
                                       to market to
                                    o  sharing for nonaffiliates to market to
                                       you

                                    State laws and individual companies may give
                                    you additional rights to limit sharing.
--------------------------------------------------------------------------------
DEFINITIONS
--------------------------------------------------------------------------------
AFFILIATES                          Companies related by common ownership or
                                    control. They can be financial and
                                    nonfinancial companies.

                                    o  CORNERSTONE ADVISORS, INC.
--------------------------------------------------------------------------------
NONAFFILIATES                       Companies not related by common ownership or
                                    control. They can be financial and
                                    nonfinancial companies.

                                    O  THE FUND DOES NOT SHARE WITH
                                       NONAFFILIATES, SO THEY CAN MARKET TO YOU.
--------------------------------------------------------------------------------
JOINT MARKETING                     A formal agreement between nonaffiliated
                                    financial companies that together market financial products or services to you.

                                    O  THE FUND DOES NOT JOINTLY MARKET.
--------------------------------------------------------------------------------

SUMMARY OF GENERAL INFORMATION (UNAUDITED)

Cornerstone Total Return Fund, Inc. is a closed-end, diversified investment company whose shares trade on the NYSE Amex LLC. Its investment objective is to seek capital appreciation with current income as a secondary objective. The Fund is managed by Cornerstone Advisors, Inc.

SHAREHOLDER INFORMATION (UNAUDITED)

The Fund is listed on the NYSE Amex LLC (symbol "CRF"). The previous week's net asset value per share, market price, and related premium or discount are available on The Wall Street Journal website at http://online.wsj.com/mdc/public/page/2_3040-CEF34.html under the designation "Cornerstone Total Return (CRF)" and on the Barron's website at http://online.barrons.com/mdc/public/page/2_3040-CEF34.html under the same designation. Such information is available weekly and may be obtained by contacting the Fund at the general inquiry phone number.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that Cornerstone Total Return Fund, Inc. may from time to time purchase shares of its capital stock in the open market.

This report, including the financial statements herein, is sent to the shareholders of the Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in the report.

                      CORNERSTONE TOTAL RETURN FUND, INC.

DIRECTORS AND CORPORATE OFFICERS
Ralph W. Bradshaw                   Chairman of the Board of
                                      Directors and President
Thomas H. Lenagh                    Director
Edwin Meese III                     Director
Scott B. Rogers                     Director
Andrew A. Strauss                   Director
Glenn W. Wilcox, Sr.                Director
Gary A. Bentz                       Chief Compliance Officer,
                                    Secretary, and
                                    Assistant Treasurer
Frank J. Maresca                    Treasurer

                                    STOCK TRANSFER AGENT
INVESTMENT MANAGER                    AND REGISTRAR, LLC
Cornerstone Advisors, Inc.          American Stock Transfer &
1075 Hendersonville Road            Trust Co., LLC
Suite 250                           59 Maiden Lane
Asheville, NC 28803                 New York, NY 10038

                                    INDEPENDENT REGISTERED
ADMINISTRATOR                         PUBLIC ACCOUNTING FIRM
Ultimus Fund Solutions, LLC         Tait, Weller & Baker LLP
350 Jericho Turnpike                1818 Market Street
Suite 206                           Suite 2400
Jericho, NY 11753                   Philadelphia, PA 19103

CUSTODIAN                           LEGAL COUNSEL
U.S. Bank, N.A.                     Blank Rome LLP
425 Walnut Street                   405 Lexington Avenue
Cincinnati, OH 45202                New York, NY 10174

EXECUTIVE OFFICES
350 Jericho Turnpike
Suite 206
Jericho, NY 11753

For shareholder inquiries, registered shareholders should call (800) 937-5449. For general inquiries, please call (513) 326-3597.

ITEM 2. CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant's code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of directors has determined that the registrant does not have an audit committee financial expert serving on its audit committee. The audit committee determined that, although none of its members meet the technical definition of an audit committee financial expert, the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant's current level of financial complexity.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      (a) Audit Fees. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $14,500 and $14,100 with respect to the registrant's fiscal years ended December 31, 2010 and 2009, respectively.

      (b) Audit-Related Fees. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item.

      (c) Tax Fees. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $3,300 and $3,000 with respect to the registrant's fiscal years ended December 31, 2010 and 2009, respectively. The services comprising these fees are the preparation of the registrant's federal and state income and federal excise tax returns.

      (d) All Other Fees. No fees were billed in either of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

      (e)(1) Before the principal accountant is engaged by the registrant to render (i) audit, audit-related or permissible non-audit services to the registrant or (ii) non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant, either (a) the audit committee shall pre-approve such engagement; or (b) such engagement shall be entered into pursuant to pre-approval policies and procedures established by the audit committee. Any such policies and procedures must be detailed as to the particular service and not involve any delegation of the audit committee's responsibilities to the registrant's investment adviser. The audit committee may delegate to one or more of its members the authority to grant pre-approvals. The pre-approval policies and procedures shall include the requirement that the decisions of any member to whom authority is delegated under this provision shall be presented to the full audit committee at its next scheduled meeting. Under certain limited circumstances, pre-approvals are not required if certain de minimus thresholds are not exceeded, as such thresholds are determined by the audit committee in accordance with applicable Commission regulations.

      (e)(2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph
            (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

      (f) Less than 50% of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

      (g) During the fiscal years ended December 31, 2010 and 2009, aggregate non-audit fees of $3,300 and $3,000, respectively, were billed by the registrant's principal accountant for services rendered to the registrant. No non-audit fees were billed in either of the last two fiscal years by the registrant's principal accountant for services rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

      (h) The principal accountant has not provided any non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

      (a) The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities and Exchange Act of 1934. Glenn W. Wilcox, Sr., (Chairman), Edwin Meese, III, Thomas H. Lenagh, Andrew A. Strauss and Scott B. Rogers are the members of the registrant's audit committee.

      (b)   Not applicable

ITEM 6. SCHEDULE OF INVESTMENTS.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - DECEMBER 31, 2010

DESCRIPTION                                       NO. OF SHARES       VALUE
--------------------------------------------------------------------------------
EQUITY SECURITIES - 94.13%
 CLOSED-END FUNDS - 9.41%
  CORE - 3.71%
    Adams Express Company (The) (a)                      59,400    $   636,768
    Royce Micro-Cap Trust, Inc.                           8,200         80,360
    Royce Value Trust, Inc.                               8,000        116,320
    SunAmerica Focused Alpha Large-Cap Fund,
     Inc                                                  8,000        125,920
                                                                   -----------
                                                                       959,368
                                                                   -----------
   CORPORATE DEBT FUNDS INVESTMENT
   GRADE-RATED - 0.39%
    AllianceBernstein Income Fund                         6,000         47,580
    MFS Government Markets Income Trust                   8,000         54,400
                                                                   -----------
                                                                       101,980
                                                                   -----------
   DEVELOPED MARKET - 0.12%
    Ibero-America Fund, Inc.                              2,123         13,884
    New Ireland Fund, Inc. (The)                          2,620         17,974
                                                                   -----------
                                                                        31,858
                                                                   -----------
   GLOBAL INCOME - 0.83%
    Nuveen Multi-Currency Short-Term
     Government Income Fund                              15,656        215,583
                                                                   -----------
   HIGH CURRENT YIELD (LEVERAGED) - 0.25%
    First Trust Strategic High Income Fund                8,000         26,720
    First Trust Strategic High Income Fund III            9,000         39,150
                                                                   -----------
                                                                        65,870
                                                                   -----------
   INCOME & PREFERRED STOCK - 0.34%
    Preferred Income Strategies Fund                      8,951         87,988
                                                                   -----------
   OPTION ARBITRAGE/OPTIONS STRATEGIES                       --           2.29%
    Eaton Vance Risk-Managed Diversified Equity
     Income Fund                                         28,800        382,464
    NFJ Dividend, Interest & Premium Strategy
     Fund                                                12,000        210,120
                                                                   -----------
                                                                       592,584
                                                                   -----------
   REAL ESTATE - 0.12%
    LMP Real Estate Income Fund, Inc.                     3,000         30,300
                                                                   -----------
   SECTOR EQUITY - 1.10%
    Evergreen Utilities and High Income Fund              5,010         58,116
    Gabelli Healthcare & Wellness Rx Trust (The)          7,074         50,084
    H&Q Life Sciences Investors                           9,000         96,930

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - DECEMBER 31, 2010  (Continued)

 CLOSED-END FUNDS (CONTINUED)
    Petroleum & Resources Corporation (a)                 3,000    $    81,030
                                                                   -----------
                                                                       286,160
                                                                   -----------
   U.S. MORTGAGE - 0.26%
    BlackRock Income Trust, Inc.                          9,896         67,689
                                                                   -----------
   TOTAL CLOSED-END FUNDS                                            2,439,380
                                                                   -----------
   CONSUMER DISCRETIONARY - 8.75%
    Bed Bath & Beyond, Inc. *                             2,500        122,875
    Carnival Corporation                                  2,500        115,275
    Comcast Corporation - Class A                         2,012         44,204
    Comcast Corporation - Special Class A                 4,250         88,443
    DIRECTV Group, Inc. (The) - Class A *                 4,000        159,720
    Ford Motor Company *                                 10,000        167,900
    Gap, Inc. (The)                                       2,500         55,350
    Home Depot, Inc. (The)                                5,000        175,300
    Kohl's Corporation *                                  2,000        108,680
    McDonald's Corporation                                2,000        153,520
    News Corporation - Class B                            2,500         41,050
    NIKE, Inc. - Class B                                  2,500        213,550
    Starbucks Corporation                                 2,500         80,325
    Target Corporation                                    1,500         90,195
    Time Warner, Inc.                                     4,666        150,105
    TJX Companies, Inc. (The)                             2,500        110,975
    Viacom, Inc. - Class B                                2,000         79,220
    Walt Disney Company (The)                             5,000        187,549
    Yum! Brands, Inc.                                     2,500        122,625
                                                                   -----------
                                                                     2,266,861
                                                                   -----------
   CONSUMER STAPLES - 9.55%
    Altria Group, Inc.                                    5,000        123,100
    Coca-Cola Company (The)                               5,000        328,850
    Coca-Cola Enterprises                                 2,500         62,575
    Colgate-Palmolive Company                             1,000         80,370
    General Mills, Inc.                                   3,000        106,770
    H.J. Heinz Company                                    2,700        133,542
    PepsiCo, Inc.                                         4,000        261,320
    Philip Morris International, Inc.                     5,000        292,650
    Procter & Gamble Company (The)                        6,972        448,509
    Sara Lee Corporation                                  2,500         43,775
    Wal-Mart Stores, Inc.                                11,000        593,230
                                                                   -----------
                                                                     2,474,691
                                                                   -----------

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - DECEMBER 31, 2010  (Continued)

   ENERGY - 10.75%
    Apache Corporation                                    2,000    $   238,460
    Chevron Corporation                                   3,500        319,375
    ConocoPhillips                                        5,000        340,500
    El Paso Corporation                                   5,000         68,800
    EOG Resources, Inc.                                   1,000         91,410
    Exxon Mobil Corporation                              12,000        877,440
    Halliburton Company                                   2,500        102,075
    Occidental Petroleum Corporation                      4,000        392,400
    Schlumberger Ltd.                                     3,000        250,500
    Southwestern Energy Company *                         1,500         56,145
    Williams Companies, Inc.                              2,000         49,440
                                                                   -----------
                                                                     2,786,545
                                                                   -----------
   FINANCIALS - 12.49%
    AFLAC, Inc.                                           1,500         84,645
    American Express Company                              4,000        171,680
    Bank of America Corporation                          16,521        220,390
    Bank of New York Mellon Corporation (The)             3,000         90,600
    BB&T Corporation                                      2,000         52,580
    Capital One Financial Corporation                     2,500        106,400
    Chubb Corporation (The)                               1,000         59,640
    Citigroup, Inc. *                                    28,000        132,440
    Discover Financial Services                           1,000         18,530
    Franklin Resources, Inc.                              1,000        111,210
    Goldman Sachs Group, Inc. (The)                       2,500        420,400
    Hudson City Bancorp, Inc.                             2,500         31,850
    JPMorgan Chase & Company                             12,200        517,524
    KeyCorp                                               2,500         22,125
    M&T Bank Corporation                                  1,000         87,050
    Marsh & McLennan Companies, Inc.                      4,000        109,360
    MetLife, Inc.                                         1,500         66,660
    Morgan Stanley                                        2,000         54,420
    PNC Financial Services Group, Inc.                    1,000         60,720
    Prudential Financial, Inc.                            1,500         88,065
    State Street Corporation                              2,000         92,680
    Travelers Companies, Inc. (The)                       3,092        172,255
    U.S. Bancorp                                          3,500         94,395
    Unum Group                                            2,500         60,550
    Wells Fargo & Company                                10,000        309,900
                                                                   -----------
                                                                     3,236,069
                                                                   -----------
   HEALTH CARE - 9.57%
    Abbott Laboratories                                   3,000        143,730
    Allergan, Inc.                                        1,000         68,670
    Amgen, Inc. *                                         3,000        164,700

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - DECEMBER 31, 2010  (Continued)

   HEALTH CARE (CONTINUED)
    Baxter International, Inc.                            2,500    $   126,550
    Bristol-Myers Squibb Company                          6,000        158,880
    Celgene Corporation *                                 1,000         59,140
    Cigna Corporation                                     3,000        109,980
    Eli Lilly & Company                                   2,500         87,600
    Express Scripts, Inc. *                               2,400        129,720
    Gilead Sciences, Inc. *                               2,000         72,480
    Johnson & Johnson                                     7,500        463,875
    McKesson Corporation                                  2,500        175,950
    Medco Health Solutions, Inc. *                        1,000         61,270
    Medtronic, Inc.                                       4,500        166,905
    Merck & Company, Inc.                                 2,500         90,100
    Pfizer, Inc.                                          6,462        113,150
    Stryker Corporation                                   1,000         53,700
    UnitedHealth Group, Inc.                              2,500         90,275
    WellPoint, Inc. *                                     2,500        142,150
                                                                   -----------
                                                                     2,478,825
                                                                   -----------
   INDUSTRIALS - 8.86%
    3M Company                                            2,500        215,750
    Boeing Company (The)                                  2,000        130,520
    Danaher Corporation                                   2,000         94,340
    Deere & Company                                       1,500        124,575
    Emerson Electric Company                              2,500        142,925
    FedEx Corporation                                     1,500        139,515
    General Dynamics Corporation                          2,000        141,920
    General Electric Company                             24,000        438,960
    Lockheed Martin Corporation                           2,500        174,775
    Precision Castparts Corporation                       1,000        139,210
    Republic Services, Inc.                               1,125         33,593
    Southwest Airlines Company                            2,000         25,960
    Union Pacific Corporation                             2,500        231,650
    United Parcel Service, Inc. - Class B                 2,000        145,160
    United Technologies Corporation                       1,500        118,080
                                                                   -----------
                                                                     2,296,933
                                                                   -----------
   INFORMATION TECHNOLOGY - 16.43%
    AOL, Inc. *                                             242          5,738
    Apple, Inc. *                                         2,000        645,119
    Applied Materials, Inc.                               3,000         42,150
    Cognizant Technology Solutions Corporation -
     Class A *                                            1,500        109,935
    Corning, Inc.                                         5,000         96,600
    eBay, Inc. *                                          2,500         69,575
    EMC Corporation *                                     5,000        114,500

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - DECEMBER 31, 2010  (Continued)

   INFORMATION TECHNOLOGY (CONTINUED)
    Google, Inc. - Class A *                              1,000    $   593,970
    Hewlett-Packard Company                               8,000        336,800
    Intel Corporation                                    17,000        357,510
    International Business Machines Corporation           4,000        587,040
    Intuit, Inc. *                                        2,500        123,250
    Micron Technology, Inc. *                             2,000         16,040
    Microsoft Corporation                                24,000        670,080
    Oracle Corporation                                   12,600        394,380
    Texas Instruments, Inc.                               3,000         97,500
                                                                   -----------
                                                                     4,260,187
                                                                   -----------
   MATERIALS - 3.18%
    Air Products & Chemicals, Inc.                        1,500        136,425
    Dow Chemical Company (The)                            2,500         85,350
    E.I. Du Pont de Nemours & Company                     4,800        239,424
    Freeport-McMoRan Copper & Gold, Inc.                  2,500        300,225
    Newmont Mining Corporation                            1,000         61,430
                                                                   -----------
                                                                       822,854
                                                                   -----------
   REAL ESTATE INVESTMENT TRUST - 0.01%
    Simon Property Group, Inc.                               16          1,592
                                                                   -----------
   TELECOMMUNICATION SERVICES - 2.65%
    AT&T, Inc.                                           17,089        502,075
    Centurytel, Inc.                                      4,000        184,680
                                                                   -----------
                                                                       686,755
                                                                   -----------
   UTILITIES - 2.48%
    Consolidated Edison, Inc.                             1,000         49,570
    Dominion Resources, Inc.                              2,000         85,440
    Duke Energy Corporation                               6,600        117,546
    Exelon Corporation                                    2,000         83,280
    NiSource, Inc.                                        2,500         44,050
    Southern Company (The)                                3,500        133,805
    Xcel Energy, Inc.                                     5,500        129,525
                                                                   -----------
                                                                       643,216
                                                                   -----------
TOTAL EQUITY SECURITIES (cost - $23,055,479)                        24,393,908
                                                                   -----------
SHORT-TERM INVESTMENTS - 8.02%
 MONEY MARKET SECURITY - 8.02%
  JPMorgan U.S. Government Money Market Fund
   (cost - $2,077,580)                                2,077,580      2,077,580
                                                                   -----------

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - DECEMBER 31, 2010  (Continued)

TOTAL INVESTMENTS - 102.15% (cost - $25,133,059)                   $26,471,488
                                                                   -----------
LIABILITIES IN EXCESS OF OTHER ASSETS - (2.15)%                       (558,268)
                                                                   -----------
NET ASSETS - 100.00%                                               $25,913,220
                                                                   ===========

----------
(a) Affiliated investment. The Fund holds 2.46% and 0.31% (based on net assets) of Adams Express Company and Petroleum & Resources Corporation, respectively. A director of the Fund also serves as a director to such companies. During the year ended December 31, 2010 there were additional purchases of 3,000 shares of Petroleum & Resources Corporation with a cost of $63,070. There were no purchases or sales of Adams Express Company during the year.
* Non-income producing security.

See accompanying notes to schedule of investments.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
CORNERSTONE TOTAL RETURN FUND, INC.
NEW YORK, NEW YORK

We have audited the accompanying statement of assets and liabilities of the Cornerstone Total Return Fund, Inc. (the "Fund"), including the summary schedule of investments as of December 31, 2010, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Cornerstone Total Return Fund, Inc. as of December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Our audits were conducted for the purpose of forming an opinion on the basic financial statements taken as a whole. The schedule of investments in securities as of December 31, 2010 appearing in Item 6 of this Form N-CSR is presented for the purpose of additional analysis and is not a required part of the basic financial statements. This additional information is the responsibility of the Fund's management. Such information has been subjected to the auditing procedures applied in our audit of the basic financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic financial statements taken as a whole.

                                                        TAIT, WELLER & BAKER LLP

PHILADELPHIA, PENNSYLVANIA
FEBRUARY 28, 2011

(b) Not applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The registrant and Cornerstone Advisors, Inc., the registrant's investment adviser, share the same proxy voting policies and procedures. The proxy voting policies and procedures of the registrant and Cornerstone Advisors, Inc. are attached as Exhibit 99.VOTEREG.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1) All information included in this Item is as of the date of the filing of this Form N-CSR, unless otherwise noted. Ralph W. Bradshaw is the portfolio manager of the registrant. Mr. Bradshaw has acted as portfolio manager since 2002. Mr. Bradshaw is President and Chief Financial Officer of Cornerstone Advisors, Inc. and serves as President and Chairman of the Board of the registrant, Cornerstone Progressive Return Fund and Cornerstone Strategic Value Fund, Inc.

(a)(2) Ralph W. Bradshaw manages two other closed-end registered investment companies: Cornerstone Progressive Return Fund and Cornerstone Strategic Value Fund, Inc. As of December 31, 2010, net assets of Cornerstone Progressive Return Fund were $55,276,998 and net assets of Cornerstone Strategic Value Fund, Inc. were $64,265,689. Mr. Bradshaw manages no accounts except for the registrant, Cornerstone Progressive Return Fund and Cornerstone Strategic Value Fund, Inc. Mr. Bradshaw manages no accounts where the advisory fee is based on the performance of the account. No material conflicts of interest exist in connection with the portfolio manager's management of the registrant's investments, on the one hand, and the investment of the other accounts included in response to this Item, on the other.

(a)(3) Compensation of Ralph W. Bradshaw includes a fixed salary paid by Cornerstone Advisors, Inc. plus his share of the profits of Cornerstone Advisors, Inc. The profitability of Cornerstone Advisors, Inc. is primarily dependent upon the value of the assets of the registrant and other managed accounts. However, compensation is not directly based upon the registrant's performance or on the value of the registrant's assets.

(a)(4) The dollar range of equity securities in the registrant beneficially owned by each portfolio manager as of December 31, 2010 is as follows:
      Ralph W. Bradshaw: $10,001 - $50,000 (b) Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

None

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that have been implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CODE ETH       Code of Ethics

Exhibit 99.VOTEREG        Proxy Voting Policies and Procedures

Exhibit 99.CERT           Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT        Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cornerstone Total Return Fund, Inc.

By (Signature and Title)* /s/ Ralph W. Bradshaw
                          ------------------------------------------------------
                          Ralph W. Bradshaw, Chairman and President
                          (Principal Executive Officer)

Date  March 8, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Ralph W. Bradshaw
                          ------------------------------------------------------
                          Ralph W. Bradshaw, Chairman and President
                          (Principal Executive Officer)

Date  March 8, 2011

By (Signature and Title)* /s/ Frank J. Maresca
                          ------------------------------------------------------
                          Frank J. Maresca, Treasurer
                          (Principal Financial Officer)

Date  March 8, 2011

* Print the name and title of each signing officer under his or her signature.